Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Compensation Of Key Management Personnel [Abstract]
Schedule of key management personnel remuneration	The compensation relating to key management personnel is as follows:

($000s)	2021	2020
Salaries, incentives and short-term benefits	2,231	1,762
Share-based compensation	1,324	826

Total	3,555	2,588